Securian AM Real Asset Income Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2022 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 0.5%
12,222	BlackRock Floating Rate Income Strategies Fund, Inc.	$143,242
	TOTAL CLOSED-END FUNDS
	(Cost $142,544)	143,242
	COMMON STOCKS — 71.7%
	OTHER COMMON STOCKS — 19.7%
	COMMUNICATIONS — 0.5%
3,000	Verizon Communications, Inc.	153,870
	ENERGY — 4.9%
2,600	Baker Hughes Co.	93,548
10,200	DCP Midstream LP	366,282
5,700	Enbridge, Inc.[1]	263,055
2,673	Kinder Morgan, Inc.	52,632
9,700	NuStar Energy LP	155,685
2,300	Targa Resources Corp.	165,646
9,500	Williams Cos., Inc.	352,070
		1,448,918
	FINANCIAL — 0.2%
1,600	Americold Realty Trust, Inc.	44,304
	UTILITIES — 14.1%
11,200	AES Corp.	246,848
3,910	American Electric Power Co., Inc.	398,937
2,602	Brookfield Infrastructure Corp. - Class A1	183,571
5,312	Brookfield Renewable Corp. - Class A1	192,188
8,900	CenterPoint Energy, Inc.	285,245
12,300	Clearway Energy, Inc. - Class A	400,488
200	CMS Energy Corp.	14,208
5,670	Dominion Energy, Inc.	477,528
147	DTE Energy Co.	19,508
1,600	Duke Energy Corp.	180,032
1,200	Entergy Corp.	144,384
1,400	FirstEnergy Corp.	60,144
5,700	NextEra Energy, Inc.	431,433
3,100	NRG Energy, Inc.	142,724
2,100	Sempra Energy	344,106
4,500	Southern Co.	340,470
4,900	Vistra Corp.	129,213
1,900	Xcel Energy, Inc.	143,146
		4,134,173
	TOTAL OTHER COMMON STOCKS
	(Cost $3,886,612)	5,781,265

Securian AM Real Asset Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REIT COMMON STOCKS — 52.0%
	FINANCIAL — 52.0%
4,212	Agree Realty Corp.	$293,029
800	Alexandria Real Estate Equities, Inc.	132,760
2,900	American Campus Communities, Inc.	188,500
3,600	Apartment Income REIT Corp.	161,496
1,800	AvalonBay Communities, Inc.	374,328
7,747	Blackstone Mortgage Trust, Inc. - Class A	241,009
1,200	Boston Properties, Inc.	133,416
5,399	Broadstone Net Lease, Inc.	114,189
2,078	Camden Property Trust	298,172
8,860	CareTrust REIT, Inc.	164,176
3,500	Chatham Lodging Trust	44,590
3,060	Community Healthcare Trust, Inc.	115,301
8,510	Corporate Office Properties Trust	235,216
3,300	Cousins Properties, Inc.	114,015
2,200	Crown Castle International Corp.	417,230
5,800	CubeSmart	258,274
4,012	Digital Realty Trust, Inc.	560,035
5,000	Easterly Government Properties, Inc.	98,150
375	Equinix, Inc.	257,659
9,500	Essential Properties Realty Trust, Inc.	217,360
1,700	Essex Property Trust, Inc.	482,545
1,743	Extra Space Storage, Inc.	310,603
4,600	Gaming and Leisure Properties, Inc.	215,372
6,300	Getty Realty Corp.	176,022
12,913	Healthpeak Properties, Inc.	383,387
5,500	Highwoods Properties, Inc.	216,095
15,500	Host Hotels & Resorts, Inc.	309,845
14,900	Independence Realty Trust, Inc.	350,299
6,100	Invitation Homes, Inc.	230,092
4,000	Kilroy Realty Corp.	242,800
12,804	Kimco Realty Corp.	302,815
11,300	Kite Realty Group Trust	236,848
1,500	Life Storage, Inc.	175,140
1,000	Mid-America Apartment Communities, Inc.	181,000
1,700	National Health Investors, Inc.	100,555
6,637	National Retail Properties, Inc.	294,019
4,000	Omega Healthcare Investors, Inc.	119,080
6,300	Pebblebrook Hotel Trust	141,813
8,400	Phillips Edison & Co., Inc.	283,416
11,800	Physicians Realty Trust	218,890
2,500	Plymouth Industrial REIT, Inc.	50,775

Securian AM Real Asset Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REIT COMMON STOCKS (Continued)
	FINANCIAL (Continued)
4,400	PotlatchDeltic Corp.	$230,824
8,101	Prologis, Inc.	1,032,715
1,300	Public Storage	429,832
1,900	Regency Centers Corp.	129,599
7,836	Retail Opportunity Investments Corp.	141,597
9,700	RLJ Lodging Trust	130,271
10,100	Sabra Health Care REIT, Inc.	141,804
4,700	Simon Property Group, Inc.	538,855
1,894	SL Green Realty Corp.	116,992
5,225	Spirit Realty Capital, Inc.	219,398
11,584	STAG Industrial, Inc.	385,747
8,600	Starwood Property Trust, Inc.	205,454
8,495	Summit Hotel Properties, Inc.	74,246
1,200	Sun Communities, Inc.	196,956
5,700	Sunstone Hotel Investors, Inc.	68,229
9,500	UDR, Inc.	454,100
5,100	Ventas, Inc.	289,374
11,706	VICI Properties, Inc.	361,133
6,864	Welltower, Inc.	611,514
600	Weyerhaeuser Co.	23,712
		15,222,668
	TOTAL REIT COMMON STOCKS
	(Cost $11,170,532)	15,222,668
	TOTAL COMMON STOCKS
	(Cost $15,057,144)	21,003,933
	MASTER LIMITED PARTNERSHIPS — 10.0%
	ENERGY — 9.3%
40,752	Energy Transfer LP	475,168
12,784	Enterprise Products Partners LP	350,537
7,482	Genesis Energy LP	91,580
4,501	Magellan Midstream Partners LP	232,702
15,972	MPLX LP	526,278
35,900	Plains All American Pipeline LP	408,901
5,556	Viper Energy Partners LP	186,459
16,600	Western Midstream Partners LP	458,990
		2,730,615
	UTILITIES — 0.7%
2,881	NextEra Energy Partners LP	206,424
	TOTAL MASTER LIMITED PARTNERSHIPS
	(Cost $1,439,470)	2,937,039

Securian AM Real Asset Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2022 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS — 3.4%
	ENERGY — 0.2%
2,000	Energy Transfer LP, 7.625%[2,3,4]	$47,020
	FINANCIAL — 2.6%
4,100	Agree Realty Corp., 4.250%[2,3]	75,973
1,777	Armada Hoffler Properties, Inc., 6.750%[2,3]	44,025
2,100	Chatham Lodging Trust, 6.625%[2,3]	51,450
3,280	EPR Properties, 5.750%[2,3]	72,553
1,540	Pebblebrook Hotel Trust, 5.700%[2,3]	29,630
3,213	Pebblebrook Hotel Trust, 6.375%[2,3]	68,051
4,800	Pebblebrook Hotel Trust, 6.375%[2,3]	104,544
2,685	PS Business Parks, Inc., 4.875%[2,3]	54,425
4,300	Public Storage, 4.000%[2,3]	82,775
3,200	Public Storage, 4.875%[2,3]	75,968
2,900	Saul Centers, Inc., 6.000%[2,3]	66,216
1,200	Vornado Realty Trust, 5.250%[2,3]	25,752
		751,362
	UTILITIES — 0.6%
4,300	Brookfield Infrastructure Partners LP, 5.000%[1,2,3]	83,850
1,500	CMS Energy Corp., 5.875%, 10/15/2078[2]	38,445
2,600	Sempra Energy, 5.750%, 7/1/2079[2]	65,130
		187,425
	TOTAL PREFERRED STOCKS
	(Cost $1,022,089)	985,807

Principal Amount
	U.S. GOVERNMENT SECURITIES — 6.0%
	United States Treasury Inflation Indexed Bonds
$249,114	0.125%, 1/15/2023	255,134
247,084	0.375%, 7/15/2023	255,259
454,058	0.125%, 7/15/2024	469,269
152,525	2.375%, 1/15/2025	165,747
121,236	0.375%, 7/15/2025	125,594
181,497	0.625%, 1/15/2026	188,676
174,888	3.875%, 4/15/2029	219,566
66,509	2.125%, 2/15/2040	83,376
	TOTAL U.S. GOVERNMENT SECURITIES
	(Cost $1,705,504)	1,762,621

Securian AM Real Asset Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2022 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 17.6%
5,170,674	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.69%[5]	$5,170,674
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,170,674)	5,170,674

	TOTAL INVESTMENTS — 109.2%
	(Cost $24,537,425)	32,003,316
	Liabilities in Excess of Other Assets — (9.2)%	(2,691,273)
	TOTAL NET ASSETS — 100.0%	$29,312,043

LP – Limited Partnership

REIT – Real Estate Investment Trusts

[1]	Foreign security denominated in U.S. Dollars.
[2]	Callable.
[3]	Perpetual security. Maturity date is not applicable.
[4]	Variable rate security.
[5]	The rate is the annualized seven-day yield at period end.

Securian AM Balanced Stabilization Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 14.1%
	BASIC MATERIALS — 0.8%
$300,000	Sherwin-Williams Co. 3.950%, 1/15/2026[1]	$302,563
250,000	Yara International A.S.A. 4.750%, 6/1/2028[1,2,3]	248,221
		550,784
	COMMUNICATIONS — 1.4%
300,000	AT&T, Inc. 4.500%, 5/15/2035[1]	300,523
327,000	Comcast Corp. 2.937%, 11/1/2056[1,2]	245,071
298,000	Verizon Communications, Inc. 2.987%, 10/30/2056[1]	221,081
250,000	Vodafone Group PLC 4.125%, 5/30/2025[3]	254,729
		1,021,404
	CONSUMER, CYCLICAL — 0.2%
117,301	British Airways 2013-1 Class A Pass-Through Trust 4.625%, 12/20/2025[2]	116,955
	CONSUMER, NON-CYCLICAL — 1.8%
300,000	Abbott Laboratories 4.750%, 4/15/2043[1]	318,579
157,932	CVS Pass-Through Trust 6.943%, 1/10/2030	164,603
250,000	Global Payments, Inc. 4.800%, 4/1/2026[1]	256,332
500,000	Takeda Pharmaceutical Co., Ltd. 5.000%, 11/26/2028[1,3]	523,276
		1,262,790
	ENERGY — 1.8%
300,000	Florida Gas Transmission Co. LLC 4.350%, 7/15/2025[1,2]	306,951
250,000	ONEOK, Inc. 4.000%, 7/13/2027[1]	246,167
200,000	Phillips 66 4.650%, 11/15/2034[1]	202,027
250,000	Valero Energy Corp. 4.350%, 6/1/2028[1]	248,956
250,000	Williams Cos., Inc. 3.750%, 6/15/2027[1]	246,042
		1,250,143

Securian AM Balanced Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIAL — 6.0%
$200,000	Alexandria Real Estate Equities, Inc. 4.300%, 1/15/2026[1]	$202,778
250,000	Allied World Assurance Co. Holdings Ltd. 4.350%, 10/29/2025[1,3]	246,277
250,000	American Express Co. 2.500%, 8/1/2022[1]	250,220
132,000	Assured Guaranty U.S. Holdings, Inc. 5.000%, 7/1/2024	135,633
200,000	Barclays PLC 4.375%, 1/12/2026[3]	200,861
250,000	Capital One Financial Corp. 4.250%, 4/30/2025[1]	252,673
300,000	Essex Portfolio LP 3.500%, 4/1/2025[1]	297,446
200,000	First American Financial Corp. 4.600%, 11/15/2024	205,695
250,000	Hanover Insurance Group, Inc. 4.500%, 4/15/2026[1]	254,937
250,000	Healthcare Trust of America Holdings LP 3.750%, 7/1/2027[1]	245,610
250,000	Horace Mann Educators Corp. 4.500%, 12/1/2025[1]	248,778
250,000	Invesco Finance PLC 3.750%, 1/15/2026[3]	249,990
250,000	Liberty Mutual Group, Inc. 4.250%, 6/15/2023[2]	251,964
250,000	Manulife Financial Corp. 4.150%, 3/4/2026[3]	253,585
500,000	Morgan Stanley Domestic Holdings, Inc. 2.950%, 8/24/2022[1]	500,726
200,000	Old Republic International Corp. 4.875%, 10/1/2024[1]	205,101
250,000	PNC Bank N.A. 2.450%, 7/28/2022[1]	250,213
		4,252,487
	INDUSTRIAL — 1.8%
250,000	General Dynamics Corp. 3.500%, 5/15/2025[1]	251,728
250,000	Kansas City Southern/Old 4.300%, 5/15/2043[1]	230,708
250,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 3.900%, 2/1/2024[1,2]	251,972

Securian AM Balanced Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	INDUSTRIAL (Continued)
$250,000	Textron, Inc. 4.000%, 3/15/2026[1]	$250,836
250,000	Tyco Electronics Group S.A. 3.700%, 2/15/2026[1,3]	251,586
		1,236,830
	TECHNOLOGY — 0.1%
100,000	Hewlett Packard Enterprise Co. 4.900%, 10/15/2025[1]	103,648
	UTILITIES — 0.2%
200,000	Oglethorpe Power Corp. 4.250%, 4/1/2046[1]	169,629
	TOTAL CORPORATE BONDS
	(Cost $9,935,502)	9,964,670

Number of Shares
	EXCHANGE-TRADED FUNDS — 56.6%
80,666	iShares Core S&P 500 ETF[4]	33,465,903
57,050	iShares iBoxx $ Investment Grade Corporate Bond ETF	6,528,802
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $24,354,245)	39,994,705

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 0.4%
	CALL OPTIONS — 0.2%
	S&P 500 Index
8	Exercise Price: $4,330.00, Notional Amount: $3,464,000 Expiration Date: June 17, 2022	12,440
9	Exercise Price: $4,220.00, Notional Amount: $3,798,000 Expiration Date: July 29, 2022	100,341
	TOTAL CALL OPTIONS
	(Cost $192,315)	112,781
	PUT OPTIONS — 0.2%
	CBOE Volatility Index
250	Exercise Price: $27.00, Notional Amount: $675,000 Expiration Date: June 15, 2022	60,000
250	Exercise Price: $28.00, Notional Amount: $700,000 Expiration Date: June 15, 2022	76,250
	TOTAL PUT OPTIONS
	(Cost $112,323)	136,250
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $304,638)	249,031

Securian AM Balanced Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2022 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT SECURITIES — 4.2%
$3,100,000	United States Treasury Note 1.000%, 12/15/2024	$2,974,546
	TOTAL U.S. GOVERNMENT SECURITIES
	(Cost $3,097,952)	2,974,546

Number of Shares
	SHORT-TERM INVESTMENTS — 23.4%
16,505,770	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.69%[5]	16,505,770
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $16,505,770)	16,505,770

	TOTAL INVESTMENTS — 98.7%
	(Cost $54,198,107)	69,688,722
	Other Assets in Excess of Liabilities — 1.3%	923,488
	TOTAL NET ASSETS — 100.0%	$70,612,210

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
	S&P 500 Index
(8)	Exercise Price: $4,600.00, Notional Amount: $(3,680,000) Expiration Date: June 17, 2022	(440)
(9)	Exercise Price: $4,550.00, Notional Amount: $(4,095,000) Expiration Date: July 29, 2022	(13,536)
	TOTAL CALL OPTIONS
	(Proceeds $27,056)	(13,976)
	PUT OPTIONS — (0.0)%
(250)	CBOE Volatility Index Exercise Price: $15.00, Notional Amount: $(375,000) Expiration Date: June 15, 2022	(1,250)
	TOTAL PUT OPTIONS
	(Proceeds $469)	(1,250)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $27,525)	$(15,226)

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

[1]	Callable.

[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,421,134, which represents 2.0% of total net assets of the Fund.

[3]	Foreign security denominated in U.S. Dollars.

[4]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $4,148,700, which represents 5.88% of total net assets of the Fund.

[5]	The rate is the annualized seven-day yield at period end.

Securian AM Balanced Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2022 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value at May 31, 2022	Unrealized Appreciation (Depreciation)

(63)	E-mini S&P 500 Index	June 2022	$(13,127,974)	$(13,013,438)	$114,536

TOTAL FUTURES CONTRACTS			$(13,127,974)	$(13,013,438)	$114,536

Securian AM Equity Stabilization Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 89.4%
16,365	BlackRock Short Maturity Bond ETF	$809,249
27,732	iShares Core High Dividend ETF	3,017,242
58,346	iShares MSCI EAFE Min Vol Factor ETF	3,958,776
18,036	iShares MSCI Emerging Markets Min Vol Factor ETF	1,049,876
27,246	iShares MSCI Germany ETF	744,633
73,979	iShares MSCI USA Min Vol Factor ETF[1]	5,434,497
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $10,444,124)	15,014,273

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 0.3%
	CALL OPTIONS — 0.1%
2	S&P 500 Index Exercise Price: $4,220.00, Notional Amount: $844,000 Expiration Date: July 29, 2022	22,298
	TOTAL CALL OPTIONS
	(Cost $22,915)	22,298
	PUT OPTIONS — 0.2%
	CBOE Volatility Index
60	Exercise Price: $27.00, Notional Amount: $162,000 Expiration Date: June 15, 2022	14,400
60	Exercise Price: $28.00, Notional Amount: $168,000 Expiration Date: June 15, 2022	18,300
	TOTAL PUT OPTIONS
	(Cost $26,957)	32,700
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $49,872)	54,998

Number of Shares
	SHORT-TERM INVESTMENTS — 8.1%
1,368,072	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.69%[2]	1,368,072
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,368,072)	1,368,072

	TOTAL INVESTMENTS — 97.8%
	(Cost $11,862,068)	16,437,343

	Other Assets in Excess of Liabilities — 2.2%	368,305
	TOTAL NET ASSETS — 100.0%	$16,805,648

Securian AM Equity Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2022 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
(2)	S&P 500 Index Exercise Price: $4,550.00, Notional Amount: $(910,000) Expiration Date: July 29, 2022	$(3,008)
	TOTAL CALL OPTIONS
	(Proceeds $3,135)	(3,008)
	PUT OPTIONS — (0.0)%
(60)	CBOE Volatility Index Exercise Price: $15.00, Notional Amount: $(90,000) Expiration Date: June 15, 2022	(300)
	TOTAL PUT OPTIONS
	(Proceeds $113)	(300)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $3,248)	$(3,308)

ETF – Exchange-Traded Fund

[1]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $734,600, which represents 4.37% of total net assets of the Fund.

[2]	The rate is the annualized seven-day yield at period end.

Securian AM Equity Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2022 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at May 31, 2022	Unrealized Appreciation (Depreciation)

27	E-mini S&P 500 Index	June 2022	$5,627,134	$5,577,187	$(49,947)

TOTAL FUTURES CONTRACTS			$5,627,134	$5,577,187	$(49,947)